Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Statement Of Financial Position [Abstract]
Trade accounts receivable, allowances	$ 54,748	$ 46,344
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	50,000,000	50,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	142,439,000	141,716,000
Common stock, outstanding	130,995,000	133,647,000